RELATED PARTY TRANSACTIONS AND BALANCES - Transactions (Details) - Related parties - CNY (¥) ¥ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
RELATED PARTY TRANSACTIONS AND BALANCES
Revenues from sales of products and provision of processing services to related party		¥ 56,319	¥ 405,220	¥ 368,941
Jinko Power
RELATED PARTY TRANSACTIONS AND BALANCES
Accounts and notes receivabales due	¥ 176,000	176,000	545,000
Sales of products | Jinko Power
RELATED PARTY TRANSACTIONS AND BALANCES
Revenues from sales of products and provision of processing services to related party		44,000	390,000	353,000
Rental services | Jinko Power
RELATED PARTY TRANSACTIONS AND BALANCES
Revenues from sales of products and provision of processing services to related party		12,000	13,000	12,000
Management service | Jinko Power
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases from related party		2,000	7,000	7,000
Management service | Sichuan Yongxiang Technology Co., Ltd.
RELATED PARTY TRANSACTIONS AND BALANCES
Revenues from sales of products and provision of processing services to related party		0	400	0
Electricity fee | Jinko Power
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases from related party		84,000	119,000	119,000
Silicon procurement | Xinte Silicon
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases from related party		234,000	421,000	1,537,000
Silicon procurement | Sichuan Yongxiang Technology Co., Ltd.
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases from related party		302,000	596,000	0
Silicon procurement | Zhejiang
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases from related party	¥ 81,000	80,712
Other management services | Jinko Power
RELATED PARTY TRANSACTIONS AND BALANCES
Purchases from related party		¥ 12,000	¥ 13,000	¥ 9,000